OTHER PROVISIONS CURRENT AND NON-CURRENT (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER PROVISIONS CURRENT AND NON-CURRENT
Other provisions, current	$ 2,433,147	$ 1,522,426
Other non-current provisions	55,378,062	53,723,373
Total	57,811,209	55,245,799	$ 54,801,896
Litigation
OTHER PROVISIONS CURRENT AND NON-CURRENT
Total	$ 57,811,209	$ 55,245,799